Consolidated Statements of Stockholders' (Deficit) Equity (USD $)	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]
Balance at Mar. 31, 2012	$ 3,729,520		$ 37,761	$ 63,620,774	$ (59,929,015)
Balance, shares at Mar. 31, 2012			37,760,628
Net loss	(6,382,433)	0	0	0	(6,382,433)
Stock-based compensation expense	693,180	0	0	693,180	0
Offering costs in connection with the February 2012 private placement offering	(103,542)	0	0	(103,542)	0
Balance at Mar. 31, 2013	(2,063,275)	0	37,761	64,210,412	(66,311,448)
Balance, shares at Mar. 31, 2013		0	37,760,628
Net loss	(19,565,426)	0	0	0	(19,565,426)
Estimated relative fair value of warrants issued in connection with convertible bridge notes payable	478,229	0	0	478,229	0
Stock-based compensation expense	678,119	0	0	678,119	0
Issuance of common stock upon exercise of options and warrants	326,890	0	1,583	325,307	0
Issuance of common stock upon exercise of options and warrants, shares			1,583,315
Issuance of common stock units upon conversion of convertible bridge notes and accrued interest	4,127,201	0	20,636	4,106,565	0
Issuance of common stock units upon conversion of convertible bridge notes and accrued interest, shares		0	20,636,011
Induced debt conversion expense	13,713,767	0	0	13,713,767	0
Balance at Mar. 31, 2014	$ (2,304,495)	$ 0	$ 59,980	$ 83,512,399	$ (85,876,874)
Balance, shares at Mar. 31, 2014			59,979,954